SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 96.8%

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Advertising -- 0.3%
----------------------------------------------------------------------
Harte-Hanks, Inc.                                 2,000    $    56,340
----------------------------------------------------------------------
                                                           $    56,340
----------------------------------------------------------------------
Auto and Parts -- 0.2%
----------------------------------------------------------------------
Gentex Corp.(1)                                   1,700    $    45,441
----------------------------------------------------------------------
                                                           $    45,441
----------------------------------------------------------------------
Banks -- 0.7%
----------------------------------------------------------------------
Corus Bankshares, Inc.                            3,000    $   136,200
----------------------------------------------------------------------
                                                           $   136,200
----------------------------------------------------------------------
Biotechnology -- 0.7%
----------------------------------------------------------------------
Vertex Pharmaceuticals, Inc.(1)                   5,500    $   135,245
----------------------------------------------------------------------
                                                           $   135,245
----------------------------------------------------------------------
Broadcasting and Radio -- 2.2%
----------------------------------------------------------------------
Cox Radio, Inc.(1)                                7,600    $   193,648
Entercom Communications Corp.(1)                  4,500        225,000
----------------------------------------------------------------------
                                                           $   418,648
----------------------------------------------------------------------
Business Services -- 6.5%
----------------------------------------------------------------------
DiamondCluster International, Inc.(1)            10,000    $   131,000
Exult, Inc.(1)                                   10,000        160,500
Heidrick and Struggles International,
Inc.(1)                                          11,500        208,725
Hotel Reservations Network, Inc.(1)               1,600         73,600
Insight Enterprises, Inc.(1)                      5,500        135,300
Iron Mountain, Inc.(1)                            2,000         87,600
Mobile Mini, Inc.(1)                              3,000        117,360
On Assignment, Inc.(1)                            6,000        137,820
United Stationers, Inc.(1)                        5,500        185,075
----------------------------------------------------------------------
                                                           $ 1,236,980
----------------------------------------------------------------------
Chemicals -- 0.4%
----------------------------------------------------------------------
Solutia, Inc.                                     6,000    $    84,120
----------------------------------------------------------------------
                                                           $    84,120
----------------------------------------------------------------------
Communications Equipment -- 1.2%
----------------------------------------------------------------------
Polycom, Inc.(1)                                  5,000    $   170,350
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Communications Equipment (continued)
----------------------------------------------------------------------
Tekelec(1)                                        3,000    $    54,330
----------------------------------------------------------------------
                                                           $   224,680
----------------------------------------------------------------------
Computer Software -- 8.3%
----------------------------------------------------------------------
Activision, Inc.(1)                               4,000    $   104,040
Advent Software, Inc.(1)                          4,000        199,800
HNC Software, Inc.(1)                            11,500        236,900
Mercury Computer Systems, Inc.(1)                 3,000        117,330
Netegrity, Inc.(1)                                9,000        174,240
NetIQ Corp.(1)                                    6,000        211,560
Numerical Technologies, Inc.(1)                   3,000        105,600
Precise Software Solutions Ltd.(1)                6,000        123,960
Retek, Inc.(1)                                    6,000        179,220
SERENA Software, Inc.(1)                          6,000        130,440
----------------------------------------------------------------------
                                                           $ 1,583,090
----------------------------------------------------------------------
Drugs -- 4.1%
----------------------------------------------------------------------
Adolor Corp.(1)                                   2,000    $    35,900
Alkermes, Inc.(1)                                 2,700         71,172
Cell Therapeutics, Inc.(1)                        1,800         43,452
Cephalon, Inc.(1)                                   600         45,351
CV Therapeutics, Inc.(1)                          6,000        312,120
Tanox, Inc.(1)                                    6,500        120,266
Taro Pharmaceutical Industries Ltd.(1)            3,000        119,850
ViroPharma, Inc.(1)                               1,330         30,524
----------------------------------------------------------------------
                                                           $   778,635
----------------------------------------------------------------------
Education -- 1.6%
----------------------------------------------------------------------
Apollo Group, Inc.(1)                             2,000    $    90,020
Career Education Corp.(1)                         6,500        222,820
----------------------------------------------------------------------
                                                           $   312,840
----------------------------------------------------------------------
Electrical Equipment -- 0.9%
----------------------------------------------------------------------
Pemstar, Inc.(1)                                  9,200    $   110,400
Plexus Corp.(1)                                   2,000         53,120
----------------------------------------------------------------------
                                                           $   163,520
----------------------------------------------------------------------
Electronics - Instruments -- 0.6%
----------------------------------------------------------------------
Cognex Corp.(1)                                   3,000    $    76,830

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Electronics - Instruments (continued)
----------------------------------------------------------------------
FLIR Systems, Inc.(1)                             1,000    $    37,920
----------------------------------------------------------------------
                                                           $   114,750
----------------------------------------------------------------------
Electronics - Semiconductors -- 8.5%
----------------------------------------------------------------------
Alpha Industries, Inc.(1)                         6,000    $   130,800
Applied Micro Circuits Corp.(1)                  14,000        158,480
Bell Microproducts, Inc.(1)                      15,000        189,300
Elantec Semiconductor, Inc.(1)                    4,900        188,160
Exar Corp.(1)                                    13,000        271,050
Genesis Microchip, Inc.(1)                        2,000        132,240
Millipore Corp.                                   1,700        103,190
Silicon Laboratories, Inc.(1)                     5,200        175,292
Vitesse Semiconductor Corp.(1)                   16,000        198,880
Zoran Corp.(1)                                    2,000         65,280
----------------------------------------------------------------------
                                                           $ 1,612,672
----------------------------------------------------------------------
Health Services -- 6.5%
----------------------------------------------------------------------
Accredo Health, Inc.(1)                           7,200    $   285,840
AmeriPath, Inc.(1)                               10,000        322,600
MedQuist, Inc.(1)                                 8,000        234,000
Province Healthcare Co.(1)                        8,500        262,310
Renal Care Group, Inc.(1)                         4,000        128,400
----------------------------------------------------------------------
                                                           $ 1,233,150
----------------------------------------------------------------------
Information Services -- 3.7%
----------------------------------------------------------------------
Acxiom Corp.(1)                                  14,800    $   258,556
BISYS Group, Inc. (The)(1)                        1,000         63,990
Ixia(1)                                           9,000        115,650
Manugistics Group, Inc.(1)                        5,000        105,400
MICROS Systems, Inc.(1)                           4,000        100,400
Renaissance Learning, Inc.(1)                     2,000         60,940
----------------------------------------------------------------------
                                                           $   704,936
----------------------------------------------------------------------
Internet - Software -- 2.3%
----------------------------------------------------------------------
Network Associates, Inc.(1)                       5,000    $   129,250
Stellent, Inc.(1)                                 3,000         88,680
TIBCO Software, Inc.(1)                          15,000        223,950
----------------------------------------------------------------------
                                                           $   441,880
----------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Internet Services -- 0.5%
----------------------------------------------------------------------
WebEx Communications, Inc.(1)                     4,000    $    99,400
----------------------------------------------------------------------
                                                           $    99,400
----------------------------------------------------------------------
Investment Services -- 2.9%
----------------------------------------------------------------------
Downey Financial Corp.                            2,500    $   103,125
W.P. Stewart & Co., Ltd.                          5,000        131,000
Waddell & Reed Financial, Inc., Class A          10,000        322,000
----------------------------------------------------------------------
                                                           $   556,125
----------------------------------------------------------------------
Manufacturing -- 0.9%
----------------------------------------------------------------------
Roper Industries, Inc.                            3,500    $   173,250
----------------------------------------------------------------------
                                                           $   173,250
----------------------------------------------------------------------
Medical - Biomed / Genetics -- 8.5%
----------------------------------------------------------------------
Abgenix, Inc.(1)                                  2,900    $    97,556
Affymetrix, Inc.(1)                               6,000        226,500
ArQule, Inc.(1)                                  20,200        343,400
Aviron(1)                                         1,200         59,676
Charles River Laboratories, Inc.(1)               3,000        100,440
deCode Genetics, Inc.(1)                         12,000        117,600
Incyte Genomics, Inc.(1)                          2,000         38,880
Myriad Genetics, Inc.(1)                          1,400         73,696
Neurocrine Biosciences, Inc.(1)                   4,800        246,288
Transkaryotic Therapies, Inc.(1)                  5,000        214,000
XOMA Ltd.(1)                                     11,000        108,350
----------------------------------------------------------------------
                                                           $ 1,626,386
----------------------------------------------------------------------
Medical Products -- 7.4%
----------------------------------------------------------------------
Aradigm Corp.(1)                                 25,000    $   177,500
Closure Medical Corp.(1)                          9,500        221,920
Cytyc Corp.(1)                                   10,000        261,000
Diagnostic Products Corp.                         2,050         90,098
Edwards Lifesciences Corp.(1)                     1,800         49,734
Haemonetics Corp.(1)                              3,200        108,544
Resmed, Inc.(1)                                   1,000         53,920
Thoratec Corp.(1)                                13,251        225,267
Wilson Greatbatch Technologies, Inc.(1)           6,000        216,600
----------------------------------------------------------------------
                                                           $ 1,404,583
----------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------
Medical Services -- 2.1%
----------------------------------------------------------------------
Dianon Systems, Inc.(1)                           2,300    $   139,840
Digene Corp.(1)                                   1,200         35,400
Stericycle, Inc.(1)                               3,700        225,256
----------------------------------------------------------------------
                                                           $   400,496
----------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 3.7%
----------------------------------------------------------------------
Newfield Exploration Co.(1)                       6,300    $   223,713
Spinnaker Exploration Co.(1)                      5,300        218,148
Vintage Petroleum, Inc.                             200          2,890
XTO Energy, Inc.                                 14,800        259,000
----------------------------------------------------------------------
                                                           $   703,751
----------------------------------------------------------------------
Publishing -- 1.5%
----------------------------------------------------------------------
McClatchy Co., (The) Class A                      6,000    $   282,000
----------------------------------------------------------------------
                                                           $   282,000
----------------------------------------------------------------------
Retail - Food and Drug -- 2.8%
----------------------------------------------------------------------
Duane Reade, Inc.(1)                              6,500    $   197,275
Sonic Corp.(1)                                    5,700        205,200
Whole Foods Market, Inc.(1)                       2,800        121,968
----------------------------------------------------------------------
                                                           $   524,443
----------------------------------------------------------------------
Retail - Restaurants -- 3.2%
----------------------------------------------------------------------
AFC Enterprises, Inc.(1)                         12,000    $   340,680
Applebee's International, Inc.                    5,000        171,000
Cheesecake Factory, Inc. (The)(1)                 3,000        104,310
----------------------------------------------------------------------
                                                           $   615,990
----------------------------------------------------------------------
Retail - Specialty and Apparel -- 5.2%
----------------------------------------------------------------------
99 Cents Only Stores(1)                           6,000    $   228,600
AnnTaylor Stores Corp.(1)                         8,000        280,000
Callaway Golf Co.                                 4,000         76,600
Coach, Inc.(1)                                    6,400        249,472
Hot Topic, Inc.(1)                                5,000        156,950
----------------------------------------------------------------------
                                                           $   991,622
----------------------------------------------------------------------
Semiconductor Equipment -- 1.2%
----------------------------------------------------------------------
LTX Corp.(1)                                      1,300    $    27,222
Maxim Integrated Products, Inc.(1)                  781         41,010
Pericom Semiconductor Corp.(1)                    6,000         87,000
SECURITY                                  SHARES           VALUE
----------------------------------------------------------------------

Semiconductor Equipment (continued)
----------------------------------------------------------------------
SIPEX Corp.(1)                                    6,000    $    77,100
----------------------------------------------------------------------
                                                           $   232,332
----------------------------------------------------------------------
Software Services -- 4.4%
----------------------------------------------------------------------
Embarcadero Technologies, Inc.(1)                 9,000    $   217,800
Manhattan Associates, Inc.(1)                     9,000        262,350
SonicWALL, Inc.(1)                               11,000        213,840
SpeechWorks International, Inc.(1)               12,000        135,000
----------------------------------------------------------------------
                                                           $   828,990
----------------------------------------------------------------------
Telecommunications - Services -- 3.8%
----------------------------------------------------------------------
Alamosa Holdings, Inc.(1)                        17,400    $   207,582
Catapult Communications Corp.(1)                  4,000        104,240
DMC Stratex Networks, Inc.(1)                    15,000        116,700
Metro One Telecommunications, Inc.(1)             5,000        151,250
Sonus Networks, Inc.(1)                          30,000        138,600
----------------------------------------------------------------------
                                                           $   718,372
----------------------------------------------------------------------
Total Common Stocks
   (identified cost $16,549,827)                           $18,440,867
----------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 7.1%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------

Federal Home Loan Mortgage Corporation,
1.51%, 1/2/02                               $     1,353    $ 1,352,943
----------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $1,352,943)                         $ 1,352,943
----------------------------------------------------------------------
Total Investments -- 103.9%
   (identified cost $17,902,770)                           $19,793,810
----------------------------------------------------------------------
Other Assets, Less Liabilities -- (3.9)%                   $  (735,598)
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $19,058,212
----------------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2001
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $17,902,770)         $19,793,810
Cash                                              273
Receivable for investments sold                10,465
Dividends receivable                            1,707
Prepaid expenses                                   65
-----------------------------------------------------
TOTAL ASSETS                              $19,806,320
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $   742,199
Accrued expenses                                5,909
-----------------------------------------------------
TOTAL LIABILITIES                         $   748,108
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $19,058,212
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $17,167,172
Net unrealized appreciation (computed on
   the basis of identified cost)            1,891,040
-----------------------------------------------------
TOTAL                                     $19,058,212
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2001
Investment Income
-----------------------------------------------------
Interest                                  $    35,115
Dividends                                       9,405
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $    44,520
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $    94,810
Custodian fee                                  41,451
Legal and accounting services                  18,295
Miscellaneous                                   1,651
-----------------------------------------------------
TOTAL EXPENSES                            $   156,207
-----------------------------------------------------

NET INVESTMENT LOSS                       $  (111,687)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(4,258,367)
-----------------------------------------------------
NET REALIZED LOSS                         $(4,258,367)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 1,935,749
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 1,935,749
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(2,322,618)
-----------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(2,434,305)
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED         PERIOD ENDED
IN NET ASSETS                             DECEMBER 31, 2001  DECEMBER 31, 2000(1)
---------------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (111,687) $            (27,084)
   Net realized loss                             (4,258,367)             (493,002)
   Net change in unrealized appreciation
      (depreciation)                              1,935,749              (166,239)
---------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
   FROM OPERATIONS                        $      (2,434,305) $           (686,325)
---------------------------------------------------------------------------------
Capital transactions --
   Assets contributed by Eaton Vance
      Small Company Growth Fund           $              --  $            949,249
   Contributions                                 18,252,466             6,610,077
   Withdrawals                                   (3,294,680)             (438,280)
---------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $      14,957,786  $          7,121,046
---------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      12,523,481  $          6,434,721
---------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------
At beginning of year                      $       6,534,731  $            100,010
---------------------------------------------------------------------------------
AT END OF YEAR                            $      19,058,212  $          6,534,731
---------------------------------------------------------------------------------

 (1) For the period from the start of business, May 01, 2000, to December 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  YEAR ENDED DECEMBER 31,
                                  -----------------------
                                    2001        2000(1)
---------------------------------------------------------
Ratios/Supplemental Data+
---------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Net expenses                      1.23%        2.22%(2)
   Net expenses after
      custodian fee reduction        1.23%        2.07%(2)
   Net investment loss              (0.88)%      (1.58)%(2)
Portfolio Turnover                    117%          89%
---------------------------------------------------------
TOTAL RETURN                       (23.80)%         --
---------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $19,058       $6,535
---------------------------------------------------------
+  The operating expenses of the Portfolio for the period
   ended December 31, 2000 reflect a reduction of the
   investment adviser fee, an allocation of expenses to
   the Investment Adviser, or both. Had such actions not
   been taken, the ratios would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses                                       2.96%(2)
   Expenses after custodian
      fee reduction                               2.81%(2)
   Net investment loss                           (2.32)%(2)
---------------------------------------------------------

 (1) For the period from the start of business, May 01, 2000, to December 31, 2000.
 (2)  Annualized.
 * Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Small Company Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on February 28, 2000, seeks long-term capital appreciation by investing in publicly traded stocks of small companies that are expected to achieve earnings growth over the long-term that substantially exceeds the average of all publicly traded companies in the United States. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Securities listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded, or on such National Market System. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices on the principal market where the security was traded. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations. For the year ended
   December 31, 2001, $1,105 in credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.75% of the Portfolio's average daily net assets up to $500 million and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2001, the fee was equivalent to 0.75% of the Portfolio's average daily net assets and amounted to $94,810. Except as to the Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of

SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

NOTES TO FINANCIAL STATEMENTS CONT'D

   their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2001, no amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $28,344,718 and $13,869,326, respectively, for the year ended December 31, 2001.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2001, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $18,150,332
    -----------------------------------------------------
    Gross unrealized appreciation             $ 2,240,305
    Gross unrealized depreciation                (596,827)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $ 1,643,478
    -----------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2001.

6 Transfer of Net Assets
-------------------------------------------
   Investment operations began on May 1, 2000, with the acquisition of net assets of Eaton Vance Small Company Growth Fund of $949,249, in exchange for an interest in the Portfolio, including net unrealized appreciation of $121,530. The transaction was structured for tax purposes to qualify as a tax-free exchange under the Internal Revenue Code.

SMALL COMPANY GROWTH PORTFOLIO AS OF DECEMBER 31, 2001

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF SMALL COMPANY GROWTH PORTFOLIO
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Small Company Growth Portfolio (the "Portfolio") at December 31, 2001, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2002

EATON VANCE SMALL COMPANY GROWTH FUND AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of the Eaton Vance Small Company Growth Fund (the
Fund) and Small Company Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Fund's and Portfolio's affairs. The Trustees and officers of the Fund and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years.

INTERESTED TRUSTEE(S)

                                  POSITION(S)
                                    WITH THE            TERM OF                                   NUMBER OF PORTFOLIOS
        NAME, ADDRESS               FUND AND           OFFICE AND       PRINCIPAL OCCUPATION(S)     IN FUND COMPLEX
           AND AGE                 PORTFOLIO      LENGTH OF SERVICE(3)  DURING PAST FIVE YEARS   OVERSEEN BY TRUSTEE(4)
-----------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz(1)        Trustee           Trustee Since         President and Chief                165
Age 42                                            1998                  Executive Officer of
The Eaton Vance Building                                                National Financial
255 State Street                                                        Partners (financial
Boston, MA 02109                                                        services company)
                                                                        (since April 1999).
                                                                        President and Chief
                                                                        Operating Officer of
                                                                        John A. Levin & Co.
                                                                        (registered investment
                                                                        advisor) (July 1997 to
                                                                        April 1999) and a
                                                                        Director of Baker,
                                                                        Fentress & Company,
                                                                        which owns John A.
                                                                        Levin & Co., a
                                                                        registered investment
                                                                        advisor (July 1997 to
                                                                        April 1999). Executive
                                                                        Vice President of Smith
                                                                        Barney Mutual Funds
                                                                        (July 1994 to June
                                                                        1997).
James B. Hawkes(2)              President and     President and         Chairman, President and            170
Age 60                          Trustee           Trustee Since         Chief Executive Officer
The Eaton Vance Building                          1989                  of BMR, EVM and their
255 State Street                                                        corporate parent, Eaton
Boston, MA 02109                                                        Vance Corp. (EVC), and
                                                                        corporate trustee,
                                                                        Eaton Vance, Inc. (EV);
                                                                        Vice President of EVD.
                                                                        President or officer of
                                                                        170 funds managed by
                                                                        EVM or its affiliates.


        NAME, ADDRESS           OTHER DIRECTORSHIPS
           AND AGE                      HELD
------------------------------
Jessica M. Bibliowicz(1)
Age 42
The Eaton Vance Building
255 State Street
Boston, MA 02109
James B. Hawkes(2)              Director of EVC, EV
Age 60                                and EVD.
The Eaton Vance Building
255 State Street
Boston, MA 02109

 (1) Ms. Bibliowicz is deemed to be an interested person of the Fund and the Portfolio because of her affiliation with a brokerage firm.
 (2) Mr. Hawkes is an interested person of the Fund and Portfolio because of his position as Director, Chairman, President and Chief Executive Officer of BMR, EVM, and EVC, which are affiliates of the Fund and EVM.
 (3)  Trustees and officers serve for an indefinite term.
 (4)  Includes both master and feeder funds in a master feeder structure.

DISINTERESTED DIRECTORS(S)

                                  POSITION(S)          TERM OF                                 NUMBER OF PORTFOLIOS
        NAME, ADDRESS               WITH THE          OFFICE AND      PRINCIPAL OCCUPATION(S)    IN FUND COMPLEX
           AND AGE                    FUND        LENGTH OF SERVICE   DURING PAST FIVE YEARS   OVERSEEN BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------
Donald R. Dwight                Trustee           Trustee Since       President of Dwight              170
Age 70                                            1989                Partners, Inc.
The Eaton Vance Building                                              (corporate relations
255 State Street                                                      and communications
Boston, MA 02109                                                      company).
Samuel L. Hayes, III            Trustee           Trustee Since       Jacob H. Schiff                  170
Age 67                                            1989                Professor of Investment
The Eaton Vance Building                                              Banking Emeritus,
255 State Street                                                      Harvard University
Boston, MA 02109                                                      Graduate School of
                                                                      Business
                                                                      Administration.


        NAME, ADDRESS           OTHER DIRECTORSHIPS
           AND AGE                      HELD
------------------------------
Donald R. Dwight                Trustee/Director of
Age 70                          the Royce Funds
The Eaton Vance Building        (consisting of 17
255 State Street                portfolios).
Boston, MA 02109
Samuel L. Hayes, III            Director of Tiffany
Age 67                          & Co. Director of
The Eaton Vance Building        Telect, Inc.
255 State Street
Boston, MA 02109

EATON VANCE SMALL COMPANY GROWTH FUND AS OF DECEMBER 31, 2001

MANAGEMENT AND ORGANIZATION

                                  POSITION(S)          TERM OF                                 NUMBER OF PORTFOLIOS
        NAME, ADDRESS               WITH THE          OFFICE AND      PRINCIPAL OCCUPATION(S)    IN FUND COMPLEX
           AND AGE                    FUND        LENGTH OF SERVICE   DURING PAST FIVE YEARS   OVERSEEN BY TRUSTEE
-------------------------------------------------------------------------------------------------------------------
Norton H. Reamer                Trustee           Trustee Since       Chairman and Chief               170
Age 66                                            1989                Operating Officer,
The Eaton Vance Building                                              Hellman, Jordan
255 State Street                                                      Management Co., Inc.
Boston, MA 02109                                                      (an investment
                                                                      management company) and
                                                                      President, Unicorn
                                                                      Corporation (investment
                                                                      and financial advisory
                                                                      services company)
                                                                      (since September 2000).
                                                                      Formerly, Chairman of
                                                                      the Board, United Asset
                                                                      Management Corporation
                                                                      (a holding company
                                                                      owning institutional
                                                                      investment management
                                                                      firms) and Chairman,
                                                                      President and Director,
                                                                      UAM Funds (mutual
                                                                      funds).
Lynn A. Stout                   Trustee           Trustee Since       Professor of Law,                165
Age 44                                            1998                University of
The Eaton Vance Building                                              California at
255 State Street                                                      Los Angeles School of
Boston, MA 02109                                                      Law (since July 2001).
                                                                      Formerly, Professor of
                                                                      Law, Georgetown
                                                                      University Law Center
                                                                      (prior to July 2001).
Jack L. Treynor                 Trustee           Trustee Since       Investment Adviser and           167
Age 72                                            1989                Consultant.
The Eaton Vance Building
255 State Street
Boston, MA 02109


        NAME, ADDRESS           OTHER DIRECTORSHIPS
           AND AGE                      HELD
------------------------------
Norton H. Reamer
Age 66
The Eaton Vance Building
255 State Street
Boston, MA 02109
Lynn A. Stout
Age 44
The Eaton Vance Building
255 State Street
Boston, MA 02109
Jack L. Treynor
Age 72
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                  POSITION(S)          TERM OF
        NAME, ADDRESS               WITH THE          OFFICE AND      PRINCIPAL OCCUPATION(S)
           AND AGE                    FUND        LENGTH OF SERVICE   DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------
Duke Laflamme                   Vice President    Vice President      Vice President of EVM
Age 32                          of Trust and      Since               and BMR since November
The Eaton Vance Building        Portfolio         2001                2001. Officer of 9
255 State Street                                                      investment companies
Boston, MA 02109                                                      managed by EVM or BMR.
                                                                      Prior to November 2001,
                                                                      Mr. Laflamme was an
                                                                      Assistant Vice
                                                                      President and Research
                                                                      Associate for EVM and
                                                                      BMR. Prior to January
                                                                      1998, he was an
                                                                      assistant Portfolio
                                                                      Manager at Norwest
                                                                      Investment Manager.
Edward E. Smiley, Jr.           Vice President    Vice President      Vice President of EVM
Age 57                          of Trust          Since               and BMR, Officer of 34
The Eaton Vance Building                          1997                investment companies
255 State Street                                                      managed by EVM or BMR.
Boston, MA 02109
Alan R. Dynner                  Secretary         Secretary Since     Vice President,
Age 61                                            1997                Secretary and Chief
The Eaton Vance Building                                              Legal Officer of BMR,
255 State Street                                                      EVM and EVC; Vice
Boston, MA 02109                                                      President, Secretary
                                                                      and Clerk of EVD.
                                                                      Secretary of 170 funds
                                                                      managed by EVM and its
                                                                      affiliates.
James L. O'Connor               Treasurer         Treasurer Since     Vice President of BMR
Age 56                                            1989                and EVM; Vice President
The Eaton Vance Building                                              of EVD. Treasurer of
255 State Street                                                      170 funds managed by
Boston, MA 02109                                                      EVM and its affiliates.

    The Statement of Additional Information for the Fund includes additional information about the Trustees and Officers of the Fund and Portfolios and can be obtained without charge by calling 1-800-6265.

INVESTMENT ADVISER OF SMALL COMPANY GROWTH PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109

ADMINISTRATOR OF EATON VANCE SMALL COMPANY GROWTH FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AND DIVIDEND DISBURSING AGENT
PFPC, INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
160 Federal Street
Boston, MA 02110

                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS,INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring yourfinancial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

   For more information about Eaton Vance's privacy policies, call:
                               1-800-262-1122



EATON VANCE SMALL COMPANY GROWTH FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109



   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.



164-2/02                                                                 SCGSRC